REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS

For the three and nine months ended September 30, 2024 and 2023, the components of revenue from contracts with customers and the related timing of revenue recognition is set forth in the table below (in thousands):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2024		2023		2024		2023

Product revenue
Appliances	1,583		1,195		4,498		3,959
Guides	375		271		1,110		824
Total product revenue	1,958	(1)	1,466	(1)	5,608	(1)	4,783	(1)

Service revenue
VIP	926		980		3,007		3,184
Billing intelligence services	206	(2)	218	(2)	644	(2)	651	(2)
Sleep testing services	329		308		954		882
Myofunctional therapy services	147		228		472		666
Sponsorship/seminar/other	294		101		648		387
Total service revenue	1,902		1,835		5,725		5,770

Total revenue	$3,860		$3,301		$11,333		$10,553

(1)	Product revenue from the sale of appliances and guides is typically fixed at the inception of the contract and is recognized at the point in time when shipment of the related products occurs.

(2)	Service revenue from the sale of VIP enrollments, billing services and therapy is typically fixed at the inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed.

For the years ended December 31, 2023 and 2022, the components of revenue from contracts with customers and the related timing of revenue recognition is set forth in the table below (in thousands):

	2023		2022

Product revenue:
Appliance sales to VIPs	$6,081	(1)	$7,820	(1)
Center revenue	189		561
Total product revenue	6,270		8,381

Service revenue
VIP	3,922		4,838	(2)
Billing intelligence services	887	(3)	1,170	(3)
Sleep testing services	1,185		594
Myofunctional therapy services	861		927
Sponsorship/seminar/other	676		114
Total service revenue	7,531		7,643

Total revenue	$13,801		$16,024

(1)	Appliance revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.

(2)	VIP revenue disclosed above for the year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.

(3)	BIS revenue from subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.

SCHEDULE OF CONTRACT LIABILITY

The key components of changes in contract liabilities for the three and nine months ended September 30, 2024 and 2023 are as follows (in thousands):

	2024	2023

Beginning balance, December 31	$3,038	$3,038
New contracts, net of cancellations	855	1,255
Revenue recognized	(962)	(1,396)

Ending balance, March 31	$2,931	$2,897

New contracts, net of cancellations	411	794
Revenue recognized	(1,195)	(1,068)

Ending balance, June 30	$2,147	$2,623

New contracts, net of cancellations	275	1,046
Revenue recognized	(931)	(1,056)

Ending balance, September 30	$1,491	$2,613

The key components of changes in contract liabilities for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	2023	2022

Beginning balance, January 1	$3,038	$2,399

New contracts, net of cancellations	3,730	6,567
Revenue recognized	(4,341)	(5,928)

Ending balance, December 31	$2,427	$3,038